Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flow from Operating Activities:
Net loss	$ (8,639)	$ (43,054)
Adjustments to reconcile net loss to net cash used in operating activities:
Income tax payable		(170)
Depreciation and amortization	31	4,387
Interest expense on lease liability		464
Impairment of goodwill		19,669
Impairment of intangibles		1,585
Deferred tax expense		(951)
Share-based compensation	3,206	3,667
Bargain purchase gain	(4,111)
Debt discount amortization	287
Loss on settlement of accounts payable	716
Loss on sale of cryptocurrency assets	35
Other
Changes in operating assets and liabilities:
Accounts receivable	5,406	(409)
Inventories	496	2,557
Prepaid expenses and other assets	(829)	414
Accounts payable	(5,992)	10,354
Accrued and other liabilities	1,251	9
Cash Used in Operating Activities	(8,143)	(1,478)
Cash Flow from Investing Activities:
Capital expenditures, net of disposals		1,245
Purchase of cryptocurrency	(2,076)
Proceeds from sale of cryptocurrency	2,041
Cash acquired in business combination	5,940
Cash paid for acquisitions, net of assets acquired		(2,335)
Cash Provided by (Used in) Investing Activities	5,905	(1,090)
Cash Flow from Financing Activities:
Proceeds from long-term borrowings		4,220
Repayment of long-term borrowings		(3,434)
Payment of principal portion of lease liabilities		(2,672)
Proceeds from share issuance		919
Proceeds from short-term borrowings		2,561
Increase in balance due to related parties		(662)
Proceeds from Wintrust facility	859
Payments on Wintrust facility	(1,662)
Proceeds from short-term borrowings	800
Repayment on short-term borrowings	(800)
Proceeds from issuance of convertible debt	6,120
Repayment of convertible debt	(1,655)
Cash paid for financing costs	(154)
Proceeds from PIPE	8,800
Payments for share repurchase	(137)
Cash Provided by Financing Activities	12,171	932
Net cash provided by (used in) continuing operations	9,933	(1,636)
Net cash used in discontinued operations	(8,523)
Net increase (decrease) in cash	1,410	(1,636)
Effect of foreign currency translation adjustments	(207)	(341)
Total cash and cash equivalents, beginning of period	106	2,083
Total cash and cash equivalents, end of period	1,309	106
Supplemental schedule of cash flow information:
Cash paid for interest during the period	$ (329)	$ (2,662)